Convertible Notes - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 05, 2018 CNY (¥)	Sep. 29, 2017 CNY (¥) shares	Aug. 04, 2017 CNY (¥) shares	Feb. 28, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Feb. 28, 2018 CNY (¥)	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 29, 2017 USD ($) $ / shares	Aug. 04, 2017 USD ($) $ / shares
Line Of Credit Facility [Line Items]
Net profit													¥ (833,409,000)	$ (121,215)	¥ (397,234,000)		¥ (127,604,000)
Proceeds from convertible notes															461,206,000
Huazhong
Line Of Credit Facility [Line Items]
Fair value of convertible note				¥ 207,300,000		¥ 207,300,000									150,200,000
Changes in fair value of convertible notes															10,200,000
Proceeds from convertible notes				¥ 190,000,000
Huazhong | Convertible Debt
Line Of Credit Facility [Line Items]
Line of credit facility					¥ 300,000,000
Drawn down a principal amount	¥ 50,000,000														140,000,000
Annual interest rate	12.00%
Debt instrument maturity term	22 months
Debt instrument extended maturity term	36 months
Debt instrument description													58th months	58th months
Accrued unpaid interest rate per annum					18.00%
Lock-up period expiration term				3 months
Debt instrument principle amount				¥ 193,400,000		193,400,000
Warrants issued				¥ 14,800,000
Loss (gain) on change in fair value of convertible notes						¥ 7,100,000							¥ (14,800,000)
Fair value of warrants													0
Warrants exercised													¥ 0
Huazhong | IPO | Convertible Debt
Line Of Credit Facility [Line Items]
Conversion rate of public offering price of the ordinary shares													90.00%	90.00%
Huazhong | Maximum | Convertible Debt
Line Of Credit Facility [Line Items]
Percentage of internal rate of return					18.00%
Net profit					¥ 950,000,000
Huazhong | Minimum | Convertible Debt
Line Of Credit Facility [Line Items]
Percentage of internal rate of return					30.00%
Huazhong | Scenario Forecast | IPO | Convertible Debt
Line Of Credit Facility [Line Items]
Conversion rate of public offering price of the ordinary shares										70.00%		80.00%
Haitong
Line Of Credit Facility [Line Items]
Fair value of convertible note															188,682,000				$ 29,000
Haitong | Convertible Debt
Line Of Credit Facility [Line Items]
Loss (gain) on change in fair value of convertible notes													¥ 42,792,000	$ 6,714	27,028,000	$ 4,000
Haitong | IPO
Line Of Credit Facility [Line Items]
Debt instrument, convertible into ordinary shares | shares			4,201,681
Debt instrument, convertible, conversion price | $ / shares																					$ 5.95
Debt instrument, convertible, conversion ratio			70
Haitong | IPO | Convertible Debt
Line Of Credit Facility [Line Items]
Conversion rate of public offering price of the ordinary shares													70.00%	70.00%
Annual interest rate			12.00%																		12.00%
Debt instrument maturity term			5 years
Debt instrument principle amount			¥ 168,180,000																		$ 25,000
Haitong | Scenario Forecast | IPO | Convertible Debt
Line Of Credit Facility [Line Items]
Conversion rate of public offering price of the ordinary shares							60.00%	65.00%
CICC ALPHA
Line Of Credit Facility [Line Items]
Fair value of convertible note															160,310,000				24,640
Debt instrument, convertible into ordinary shares | shares		3,865,547
Debt instrument, convertible, conversion price | $ / shares																				$ 5.95
Debt instrument, convertible, conversion ratio		70
CICC ALPHA | Convertible Debt
Line Of Credit Facility [Line Items]
Annual interest rate		15.00%																		15.00%
Debt instrument maturity term		4 years
Debt instrument principle amount		¥ 153,026,000																		$ 23,000
Loss (gain) on change in fair value of convertible notes													¥ 52,368,000	$ 8,217	32,432,000	4,800
Fair value of derivative liabilities													63,942,000		18,218,000			$ 9,300	$ 2,800
Changes in fair value of derivative liabilities													¥ 44,288,000	$ 6,500	¥ 676,000	$ 100
CICC ALPHA | Maximum | Convertible Debt | Floor Return
Line Of Credit Facility [Line Items]
Percentage of internal rate of return		25.00%
CICC ALPHA | Minimum | Convertible Debt | Founder Awards
Line Of Credit Facility [Line Items]
Percentage of internal rate of return		30.00%
CICC ALPHA | Scenario Forecast | Convertible Debt
Line Of Credit Facility [Line Items]
Conversion rate of public offering price of the ordinary shares									70.00%		55.00%